Subsequent Events	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

NOTE 15 – SUBSEQUENT EVENTS

The Company evaluated all events and transactions from June 30, 2024 up through December 24, 2024, which is the date that these consolidated financial statements are available to be issued, there were no other material subsequent events that require disclosure in these consolidated financial statements except below:

On July 2, 2024, the Company issued 873,149 restricted ordinary shares, priced at $0.1785 (the average of 30 trading-day moving average and 50 trading-day moving average with reference date on February 1, 2024) to the directors and executive officers as form of compensation.

On July 2, 2024, the Company allotted and issued 6,235,410 restricted ordinary shares, pursuant to a share subscription agreement for a private placement on June 26, 2024, at the issue price of $0.1656 per share to Future Science Research Inc, for a total consideration of $1,032,584.

On August 16, 2024, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Arena Investors LP (“Arena”) whereby it issued a convertible promissory note and warrant (the “Private Placement”). Pursuant to the Purchase Agreement, the Company has agreed to issue Arena a convertible promissory note in an amount of up to $285,714 (the “Note”) and a warrant to purchase up to 1,783,676 ordinary shares (the “Warrant”), par value $0.0001 per share, of the Company at a price of $0.1927 per share (the “Warrant Shares”). The gross proceeds from the Note and Warrant will be used for working capital purposes. The Note has a maturity date of February 15, 2025. The Company’s failure to comply with the material terms of the Note will be considered an event of default. Upon an event of default the Note becomes convertible at a conversion price of 85% of the lowest one-day VWAP (the daily volume weighted average price of the ordinary shares for such trading day on the principal market) for the previous ten (10) trading days prior to conversion. Additionally, Arena may redeem any portion of the Note at a cash price equal to 100% of the amount Arena is electing to redeem. The Warrant is exercisable until August 15, 2029. The exercise price will reset every three months on the sixteenth (16th) of each month beginning November 16, 2024 to a price equal to 100% of the closing price of the ordinary shares on the trading day immediately prior to each such reset date. If there is no Registration Statement of the Company effective by November 15, 2024, the Warrant Shares will be subject to cashless exercise. The number of Warrant Shares deliverable upon exercise of the Warrant is subject to adjustment for subdivision or consolidation of shares and other standard dilutive events.

On August 22, 2024, the share subscription agreement entered into on July 26, 2024 with GEE Strategy Revitalize Japan Limited was superseded with an amended agreement, pursuant to which the Company shall issue 25,770,308 restricted ordinary shares to GEE Strategy Revitalize Japan Limited, at the price of $0.1785 per share and for a total consideration of $4,600,000.

On August 22, 2024, the Company allotted and issued 5,519,847 restricted ordinary shares to Arena under the true-up arrangement in relation to the SEPA (Note 13).

On August 26, 2024, the Company allotted and issued 127,708 restricted ordinary shares to Garden State Securities Inc, the Company's placement agent, pursuant to the issuance of the commitment fee shares to Arena in relation to the SEPA.

On September 5, 2024, the Company allotted and issued 600,000 restricted ordinary shares as payment to Outside The Box Capital Inc, pursuant to a marketing services agreement on August 29, 2024, at the price of $0.25 per share and for a total consideration of $150,000.

On September 6, 2024 and September 9, 2024, the Company allotted and issued another 7,500,000 restricted ordinary shares, at the issue price of $0.1785 per share to 3DOM Alliance, pursuant to a debt-to-equity swap which both parties agreed to convert the debt of $1,338,750 owed to 3DOM Alliance in relation to a Master Service Agreement into ordinary shares.

Between September 5, 2024 to October 1, 2024, the Company allotted and issued 1,640,000 ordinary shares to Arena to raise $206,168 from the SEPA.

On October 14, 2024, the Company allotted and issued 90,433,183 restricted ordinary shares, pursuant to an asset purchase agreement on October 11, 2024, at the issue price of $0.10 per share to noco-tech Inc, a related party, for a total consideration of $9,043,318 (¥1,340,000,000).

On November 22, 2024, the Company received a determination letter dated November 21, 2024 from Nasdaq Capital Market notifying the Company of its decision to delist the Company’s securities and warrants due to non-compliance with Nasdaq’s continued listing requirements. The Company's securities and warrants were suspended from trading on Nasdaq Capital Market at the open of business on November 25, 2024 and were moved to Over-the-Counter ("OTC") Market for trading.

On December 11, 2024, the Company received a letter of notice of default and reservation or rights from Arena with regard to that certain convertible note issued to Arena on June 27, 2024.

On December 17, 2024, the Company received a letter from GEE Strategy Revitalize Japan Limited that there was a delay in the transfer of funds as it faced administrative issues. Pursuant to the receipt of a total consideration of $4,600,000, the Company shall issue 25,770,308 restricted ordinary shares to GEE Strategy Revitalize Japan Limited, at the price of $0.1785 per share.

On December 18, 2024, the Company held an Extraordinary General Meeting and the shareholders approved a share consolidation, the alteration of share capital, the adoption of the proposed second amended and restated memorandum and articles of association and the increase of share capital with effect on December 20, 2024 or a later date as determined by the board of directors.

On December 19, 2024, the Company entered into a share and warrant subscription agreement with 3DOM Alliance Inc, pursuant to which, the Company shall issue 21,800,000 ordinary shares, par value $0.0001 per share, of the Company (the “PIPE Shares”), at a price per share of $0.10, representing the total consideration of $2,180,000, prior to the payment of related fees and expenses, and a warrant to purchase up to 65,400,000 ordinary shares (the "Warrant"), par value of $0.0001 per share of the Company at a price of $0.05 per share (the "Warrant Shares"). The Warrant is exercisable until February 1, 2030. If there is no registration statement of the Company effective by February 1, 2025, the Warrant Shares will be subject to cashless exercise.

On December 20, 2024, the Company, through its legal counsel, responded to the Nasdaq Listing and Hearing Review Council to appeal on the delisting determination dated November 21, 2024, and also provided an update of the action steps and plans the Company had taken to achieve full compliance of the listing requirements. Apart from holding an Extraordinary General Meeting on December 18, 2024 to approve a share consolidation in an effort to comply with Nasdaq's minimum bid price requirement, the Company has also concluded several initiatives to facilitate compliance with continued listing standards. These initiatives include securing new PIPE financing to achieve the minimum shareholder equity requirement of $2,500,000, refreshing the management team and establishing new strategic partnerships to accelerate business growth.